Income Taxes - Summary of Income Tax Rate (Detail)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate		26.50%	26.50%
Impairment of investments [note 2]		8.60%	8.20%
Net effect of losses not benefited		8.10%	0.80%
Tax on repatriation of foreign earnings		4.40%	1.90%
Foreign exchange re-measurement	[1]	3.40%	0.10%
Valuation allowance on deferred tax assets		0.60%	0.00%
Non-taxable capital losses (gains)	[2]	0.50%	(2.50%)
Manufacturing and processing profits deduction		(0.10%)	(0.40%)
Earnings of equity accounted investees		(3.60%)	(1.30%)
Research and development tax credits		(3.70%)	(2.40%)
Reserve for uncertain tax positions		(4.00%)	(0.50%)
Foreign rate differentials		(7.30%)	(3.30%)
Others		(0.70%)	(0.50%)
Effective income tax rate		32.70%	26.60%

[1]	Includes foreign exchange gains reported on U.S. dollar denominated assets for Mexican tax purposes that are not recognized for GAAP purposes and losses related to the re-measurement of financial statement balances of foreign subsidiaries, primarily in Mexico, that are maintained in a currency other than their functional currency.
[2]	During the year ended December 31, 2019, the Company had non-taxable capital gains mainly related to the sale of the FP&C business [note 2].